Debt (Maturities of Long-Term Debt) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Long Term Debt Maturity [Line Items]
2013	$ 136.1
2014	0.4
2015	249.4
2016	62.6
2017	249.0
Thereafter	6.0
Total	$ 703.5